NOTE 11 - STOCKHOLDERS' EQUITY - Dividend Due on Series C Preferred (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Dividends Payable, Current	$ 16,754	$ 3,272		$ 16,754
Dividends, Preferred Stock	16,754	3,272
Payments of Dividends	(3,272)			(3,272)
Stock Issued During Period, Value, Issued for Services	1,993,081	$ 8,980	$ 60,000			131,610
[custom:PreferredBSharesConvertedToCommonSharesValue]			$ (6,000)		(6,000)	(6,000)
[custom:StockIssuedDuringPeriodValueIssuedForDeferredCompensation]
Founder Loan [Member]
Class of Stock [Line Items]
[custom:PreferredBSharesConvertedToCommonSharesValue]					$ 6,000	$ 6,000
Advisory Board [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services				147,960	510,200	561,220
Stock Issued During Period, Value, Issued for Services				$ 75,460	$ 1,532,641	$ 1,643,355
Investor Relations [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services				7,664,323	24,000	57,000
Stock Issued During Period, Value, Issued for Services				$ 2,002,061	$ 60,000	$ 131,610
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services	7,645,073	19,250	24,000			57,000
Stock Issued During Period, Value, Issued for Services	$ 76,451	$ 193	$ 240			$ 570
[custom:PreferredBSharesConvertedToCommonSharesShares]			2,650		2,650	2,650
[custom:PreferredBSharesConvertedToCommonSharesValue]			$ (27)			$ (27)
[custom:CommonStockIssuedForConversionOfDebt]					7,000,000	7,000,000
[custom:CommonStockIssuedForConversionOfDebtValue]					$ 70,000	$ 70,000
[custom:StockIssuedDuringPeriodSharesIssuedForDeferredCompensation]	8,400,000			8,400,000
[custom:StockIssuedDuringPeriodValueIssuedForDeferredCompensation]	$ (84,000)
[custom:StockIssuedDuringPeriodEquityFinanceAgreementShares]		793,039
Deferred Compensation, Share-Based Payments [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Issued for Services
[custom:PreferredBSharesConvertedToCommonSharesValue]
[custom:StockIssuedDuringPeriodValueIssuedForDeferredCompensation]	$ 2,259,600			$ 2,259,600
Commitment Shares To G H S [Member]
Class of Stock [Line Items]
[custom:StockIssuedDuringPeriodEquityFinanceAgreementShares]				587,039
[custom:StockIssuedDuringPeriodEquityFinanceAgreementValuie]				$ 379,814
Termination Agreement White Lion [Member]
Class of Stock [Line Items]
[custom:StockIssuedDuringPeriodTerminationReleaseAgreementShares]				206,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage				8.00%
Series C Preferred Stock [Member] | Redeemed Within 90 Days [Member]
Class of Stock [Line Items]
Debt Instrument, Redemption, Description				If all of the Series C Convertible Preferred Stock are redeemed within 90 calendar days from the issuance date thereof, the Company shall have the right to redeem the Series C Convertible Preferred Stock upon three business days’ of written notice at a price equal to 115% of the Stated Value together with any accrued but unpaid dividends
Series C Preferred Stock [Member] | Redeemed After 90 Days [Member]
Class of Stock [Line Items]
Debt Instrument, Redemption, Description				If all of the Series C Convertible Preferred Stock are redeemed after 90 calendar days from the issuance date thereof, the Company shall have the right to redeem the Series C Convertible Preferred Stock upon three business days of written notice at a price equal to 120% of the Stated Value together with any accrued but unpaid dividends; and